Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			28 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Accounting Policies [Line Items]
Impairment loss on equity method investments			$ 4,487,000
Percentage of deposits placed with three commercial banks in PRC	93.50%			93.50%
Revenues generated from customers that individually represent greater than 10% of the total revenues	82,943,000	88,447,000	90,244,000
Impairment loss of an intangible asset
Impairment loss on goodwill
CA systems, estimated useful life	5 years
Amortization of deferred costs	397,000	456,000	688,000
Percentage of value added tax based on revenue	17.00%
Percentage of value added tax to be refunded	14.00%
Government subsidy income	2,112,000	620,000	351,000
Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Revenues generated from customers that individually represent greater than 10% of the total revenues	0	0	0
Accounts receivable generated from customers that individually represent greater than 10% of the total accounts receivables	$ 0	$ 0		0
Service revenues
Accounting Policies [Line Items]
Percentage of value added tax based on revenue				6.00%
Minimum
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment	20.00%			20.00%
Guarantees for quality of smart cards, term	1 year
SI service, final acceptance period after issuance of preliminary acceptance	6 months
SI service, offer of free PC for majority of contracts, period	1 year
Maximum
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment	50.00%			50.00%
Guarantees for quality of smart cards, term	3 years
SI service, final acceptance period after issuance of preliminary acceptance	1 year